Equity-method investees - Summary of Reconciliation of Carrying Amount of Retained Interest in Joint Venture with Carrying Amount in Consolidated Statement of Financial Position (Detail) - EUR (€)
€ in Thousands
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Joint Ventures [Line Items]
Dividends distribution	€ (375)	€ (74)	€ (135)
Profit / (loss) for the period	(29,933)	(15,150)	(16,069)
Natuzzi Trading (Shanghai) Co., Ltd [Member]
Disclosure Of Joint Ventures [Line Items]
Beginning balance	40,319	38,645
Dividends distribution	(2,221)
Profit / (loss) for the period	(366)	292	751
Amortisation	(519)	(519)	(519)
Reversal of deferred tax liabilities	130	130
Group’s share of profit/(loss) for the year, net of equity method adjustments	82	988	2,873
Group’s share of other comprehensive income	(1,309)	686	(1,257)
Ending balance	36,871	40,319	€ 38,645
Natuzzi Trading (Shanghai) Co., Ltd [Member] | Elimination of intersegment amounts [member] | Reportable legal entities [member]
Disclosure Of Joint Ventures [Line Items]
Amortisation	368	368
Natuzzi Trading (Shanghai) Co., Ltd [Member] | Elimination of intersegment amounts [member] | Reportable legal entities [member] | Inventories [member]
Disclosure Of Joint Ventures [Line Items]
Elimination of intercompany profit	€ 469	€ 717